Income Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 278,531	$ 134,378
Net operating loss carryforward in Hong Kong	95,253	137
Valuation allowance	(373,784)	(134,515)
Total net deferred tax assets